EQUITY - Schedule of other sundry reserves (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Apr. 20, 2023
Disclosure Of Share Capital Reserves And Other Equity Interest [Abstract]
Higher value for TAM S.A. share exchange	$ 2,666,202	$ 2,665,692	$ 2,665,692
Reserve for the adjustment to the value of fixed assets	2,620	2,620	2,620
Transactions with non-controlling interest	(211,582)	(211,582)	(216,656)
Adjustment to the fair value of the New Convertible Notes	(3,624,871)	(3,624,871)	(3,610,470)
Cost of issuing shares and New Convertible Notes	0	0	(810,279)	$ (810,279)
Others	(1,875)	(1,875)	(3,558)
Total	(1,169,506)	(1,170,016)	(1,972,651)
Other Sundry Reserves [Line Items]
Gain on haircut to other accounts payable	2,564,707	2,564,707	2,550,306
Gain on haircut, financial liabilities	420,436	420,436	420,436
Gain on haircut, right of use assets	$ 639,728	639,728	$ 639,728
Commitment of new funds rate	20.00%
Aeroviasde Integracion Regional Aires | Lan Pax Group S.A. and Subsidiaries
Other Sundry Reserves [Line Items]
Loss due to acquisition on minority interest	$ 3,480	$ 20
TAM SA | Aerolinhas Brasileiras S.A.
Other Sundry Reserves [Line Items]
Loss due to acquisition on minority interest	885
Inversiones Lan S.A. | Aires Integra Regional Airlines S.A.
Other Sundry Reserves [Line Items]
Loss due to acquisition on minority interest	2
Aerolane S.A. by Lan Pax Group S.A. | Holdco I S.A
Other Sundry Reserves [Line Items]
Loss due to acquisition on minority interest	21,526
Multiplus S.A.
Other Sundry Reserves [Line Items]
Loss due to acquisition on minority interest	(184,135)
LATAM Airlines Perú S.A. | LATAM Airlines Group S.A.
Other Sundry Reserves [Line Items]
Loss due to acquisition on minority interest	(3,225)
LAN Argentina S.A. and Inversora Cordillera | Transportes Aéreos del Mercosur S.A.
Other Sundry Reserves [Line Items]
Loss due to acquisition on minority interest	3,383
Aerovías de Integración Regional S.A.
Other Sundry Reserves [Line Items]
Loss due to acquisition on minority interest	(23)
Share premium	$ 5,097